Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On: [6]
Year	Summary Compensation Table Total for PEO[1] ($)	“Compensation Actually Paid” to PEO[2,3] ($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers[4] ($)	Average “Compensation Actually Paid” to Non-PEO Named Executive Officers[3,5] ($)	Total Shareholder Return ($)	Peer Group Total Shareholder Return[7] ($)	Net Income ($ in millions)	Core Return on Equity[8]
2023	22,730,072	27,638,689	6,700,056	9,138,414	152.77	148.54	2,991	11.5%
2022	21,072,397	50,398,377	6,328,959	12,329,181	146.99	135.01	2,842	11.3%
2021	19,853,697	37,338,163	5,876,115	9,387,843	120.08	129.43	3,662	13.7%
2020	18,990,270	26,534,461	5,570,463	6,947,087	105.36	97.57	2,697	11.3%

Company Selected Measure Name	core return on equity
Named Executive Officers, Footnote	The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Schnitzer, our CEO, for each corresponding year as reported in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.
The dollar amounts reported in this column represent the average of the total amounts reported for Messrs. Frey, Toczydlowski, Kess and
Klein, as our other named executive officers, for each corresponding year in the “Total” column of the “Summary Compensation Table” in this Proxy Statement.

Peer Group Issuers, Footnote	Reflects total shareholder return for the Company’s Compensation Comparison Group, which includes American International Group, Inc.,
The Allstate Corporation, Chubb Limited, Hartford Financial Services Group, Inc., The Progressive Corporation, Aflac Incorporated,
American Express Company, The Bank of New York Mellon Corporation, Humana Inc., Lincoln National Corporation, Marsh & McLennan
	Companies, Inc., MetLife, Inc. and Prudential Financial, Inc.
PEO Total Compensation Amount	$ 22,730,072	$ 21,072,397	$ 19,853,697	$ 18,990,270
PEO Actually Paid Compensation Amount	$ 27,638,689	50,398,377	37,338,163	26,534,461
Adjustment To PEO Compensation, Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, the following adjustments were made to the amounts reported for Mr. Schnitzer in the Summary Compensation Table. Importantly, the dollar amounts do not reflect the actual amount of compensation earned by, or paid to, Mr. Schnitzer during the applicable year or the expense recorded by the Company in its financial statements for the applicable year. For 2023, the following adjustments were made to the amounts reported for Mr. Schnitzer in the Summary Compensation
Table:

Description	2023 ($)
Change in Pension Value Deduction	(703,164)
Pension Service Cost Addition	295,500
Prior Pension Service Cost Addition	—
Stock Awards Deduction	(8,550,056)
Option Awards Deduction	(5,699,058)
Stock and Option Awards Addition(a)	19,565,395
(a)For 2023, the amount added includes (1) a revaluation as of December 31, 2023 with respect to outstanding and unvested options awarded on February 7, 2023; (2) the change in value for the period from December 31, 2022 to December 31, 2023 with respect to outstanding and unvested options awarded on February 8, 2022 and February 2, 2021; (3) the change in value for the period from
December 31, 2022 to the vesting date on February 4, 2023 with respect to options awarded on February 4, 2020; (4) a revaluation as of
December 31, 2023 with respect to performance shares awarded on February 7, 2023; and (5) the change in value for the period from
December 31, 2022 to December 31, 2023 with respect to performance shares awarded on February 8, 2022 and February 2, 2021.
For 2023, the amounts added or deducted, as applicable,  in calculating stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted in Covered Fiscal Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year ($)	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	20,521,647	(793,232)	—	(163,020)	—	—	19,565,395

Non-PEO NEO Average Total Compensation Amount	$ 6,700,056	6,328,959	5,876,115	5,570,463
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,138,414	12,329,181	9,387,843	6,947,087
Adjustment to Non-PEO NEO Compensation Footnote	In accordance with the requirements of Item 402(v)(2)(iii) of Regulation S-K, when calculating the average “compensation actually paid” for
Messrs. Frey, Toczydlowski, Kess and Klein the following adjustments were made to the amounts reported in the Summary Compensation
Table. Importantly, the dollar amounts do not reflect the actual average amount of compensation earned by, or paid to, our other named executive officers as a group during the applicable year or the expense recorded by the Company in its financial statements for the applicable year. For 2023, the following adjustments were made to the amounts reported for Messrs. Frey, Toczydlowski, Kess and Klein in the Summary Compensation Table:

Description	2023 ($)
Change in Pension Value Deduction	(300,330)
Pension Service Cost Addition	138,400
Prior Pension Service Cost Addition	—
Stock Awards Deduction	(1,777,497)
Option Awards Deduction	(1,184,796)
Stock and Option Awards Addition(a)	5,562,581
(a)For 2023, the amount added includes (1) a revaluation as of December 31, 2023 with respect to outstanding and unvested options awarded on February 7, 2023; (2) the change in value for the period from December 31, 2022 to December 31, 2023 with respect to outstanding and unvested options awarded on February 8, 2022 and February 2, 2021; (3) the change in value for the period from
December 31, 2022 to the vesting date on February 4, 2023 with respect to options awarded on February 4, 2020; (4) a revaluation as of
December 31, 2023 with respect to performance shares awarded on February 7, 2023; and (5) the change in value for the period from
December 31, 2022 to December 31, 2023 with respect to performance shares awarded on February 8, 2022 and February 2, 2021.
For 2023, the amounts added or deducted, as applicable,  in calculating stock and option award adjustments include:

Year	Year End Fair Value of Equity Awards Granted in the Covered Fiscal Year ($)	Year-over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Year(s) ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Same Fiscal Year	Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Covered Fiscal Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2023	7,759,659	(1,318,276)	—	(878,802)	—	—	5,562,581

Compensation Actually Paid vs. Total Shareholder Return	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the Company for its last four completed fiscal (calendar) years.  The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group total shareholder return for the four-year period.
CEO “COMPENSATION ACTUALLY PAID” VS TOTAL
SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

CEO Compensation Actually Paid ($m)[1]	$26.5	$37.3	$50.4	$27.6
Total Shareholder Return for Travelers	$105.36	$120.08	$146.99	$152.77
Total Shareholder Return for Compensation Comparison Group	$97.57	$129.43	$135.01	$148.54
AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” VS
TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

Average Non-CEO Compensation Actually Paid ($m)[1]	$6.9	$9.4	$12.3	$9.1
Total Shareholder Return for Travelers	$105.36	$120.08	$146.99	$152.77
Total Shareholder Return for Compensation Comparison Group	$97.57	$129.43	$135.01	$148.54
1."Compensation Actually Paid" is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date.  As a result, changes in the Company's stock price can materially impact the amount reported as
"compensation actually paid", both positively and negatively.  For example, if the Company's closing stock price on the last trading day of
2022 had been the same as the closing price on the record date of the 2023 annual meeting (March 28, 2023), keeping all the other valuation assumptions unchanged, the amount reported as "compensation actually paid" to our CEO for 2022 would have been
$35.1 million, or 30% less than the $50.4 million shown in the chart.

Compensation Actually Paid vs. Net Income	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the net income of the Company for the last four fiscal years.
CEO “COMPENSATION ACTUALLY PAID”
AND NET INCOME

CEO Compensation Actually Paid ($m)[1]	$26.5	$37.3	$50.4	$27.6
Net Income ($m)	$2,697	$3,662	$2,842	$2,991
AVERAGE NON-CEO "COMPENSATION ACTUALLY PAID"
AND NET INCOME

Average Non-CEO Compensation Actually Paid ($m)[1]	$6.9	$9.4	$12.3	$9.1
Net Income ($m)	$2,697	$3,662	$2,842	$2,991

1.See footnote (1) on page 100 for a description of how using a point in time stock price can affect the calculation of "compensation actually paid".

Compensation Actually Paid vs. Company Selected Measure	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) core return on equity of the Company for the last four fiscal years.
CEO “COMPENSATION ACTUALLY PAID”
AND CORE ROE

CEO Compensation Actually Paid ($m)[1]	$26.5	$37.3	$50.4	$27.6
Core ROE	11.3%	13.7%	11.3%	11.5%
AVERAGE NON-CEO "COMPENSATION ACTUALLY PAID"
AND CORE ROE

Average Non-CEO Compensation Actually Paid ($m)[1]	$6.9	$9.4	$12.3	$9.1
Core ROE	11.3%	13.7%	11.3%	11.5%
1.See footnote (1) on page 100 for a description of how using a point in time stock price can affect the calculation of "compensation actually paid".

Total Shareholder Return Vs Peer Group	The following charts show the relationship between (1) each of the “compensation actually paid” to our CEO and the average “compensation actually paid” to the other named executive officers (each as calculated pursuant to Item
402(v)(2)(iii) of Regulation S-K) and (2) the cumulative total shareholder return of the Company for its last four completed fiscal (calendar) years.  The charts also provide a comparison of the Company’s total shareholder return to the Compensation Comparison Group total shareholder return for the four-year period.
CEO “COMPENSATION ACTUALLY PAID” VS TOTAL
SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

CEO Compensation Actually Paid ($m)[1]	$26.5	$37.3	$50.4	$27.6
Total Shareholder Return for Travelers	$105.36	$120.08	$146.99	$152.77
Total Shareholder Return for Compensation Comparison Group	$97.57	$129.43	$135.01	$148.54
AVERAGE NON-CEO “COMPENSATION ACTUALLY PAID” VS
TOTAL SHAREHOLDER RETURN FOR TRAVELERS AND
COMPENSATION COMPARISON GROUP

Average Non-CEO Compensation Actually Paid ($m)[1]	$6.9	$9.4	$12.3	$9.1
Total Shareholder Return for Travelers	$105.36	$120.08	$146.99	$152.77
Total Shareholder Return for Compensation Comparison Group	$97.57	$129.43	$135.01	$148.54
1."Compensation Actually Paid" is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date.  As a result, changes in the Company's stock price can materially impact the amount reported as
"compensation actually paid", both positively and negatively.  For example, if the Company's closing stock price on the last trading day of
2022 had been the same as the closing price on the record date of the 2023 annual meeting (March 28, 2023), keeping all the other valuation assumptions unchanged, the amount reported as "compensation actually paid" to our CEO for 2022 would have been
$35.1 million, or 30% less than the $50.4 million shown in the chart.

Tabular List, Table	•Core return on equity;
•Adjusted core return on equity;
•Core income;
•Core income per diluted share; and
•Adjusted core income (excluding prior year reserve
development related to asbestos and environmental
and catastrophes).

Total Shareholder Return Amount	$ 152.77	146.99	120.08	105.36
Peer Group Total Shareholder Return Amount	148.54	135.01	129.43	97.57
Net Income (Loss)	$ 2,991,000,000	$ 2,842,000,000	$ 3,662,000,000	$ 2,697,000,000
Company Selected Measure Amount	0.115	0.113	0.137	0.113
PEO Name	Mr. Schnitzer
Additional 402(v) Disclosure	The “Compensation Discussion and Analysis” section of this Proxy Statement sets forth the financial and other factors considered by the Compensation Committee when reviewing and setting the compensation of our CEO and other named executive officers for the 2023 performance year. As required by Item 402(v) (the “Rule”) of Regulation S-K, the following sets forth information regarding the compensation of our CEO, who is our principal executive officer (PEO) for purposes of the Rule, and our other (non-PEO) named executive officers.  In accordance with the Rule, the table below and the discussion that follows includes an amount referred to as “compensation actually paid” as defined in Item
402(v)(2)(iii). The calculation of this amount includes, among other things, the revaluation of four years of unvested and outstanding stock option awards and three years of unvested and outstanding performance share awards, as our stock options and performance shares are typically granted in February of each year and the terms of such stock options include three-year cliff vesting and the terms of such performance shares  include a three-year performance period, ending on December 31 of the third year of the performance period.  For example, options granted in February 2023 are scheduled to vest in February 2026 and performance shares granted in February 2023 have a three-year performance period from January 1, 2023 to December 31, 2025.
In accordance with the Rule, the value of option and stock awards in a particular year includes:
•the year-end fair value of the awards granted in the covered fiscal year (e.g., 2023) that are outstanding and unvested as of the end of the covered fiscal year;
•the change in fair value from the end of the prior fiscal year (e.g., 2022) to the end of the covered fiscal year with respect to any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year; and
•the change in fair value from the end of the prior fiscal year to the vesting date with respect to any awards granted in prior years that vested in the covered fiscal year.  Stock awards include the dollar amount of accrued dividend equivalents.
Importantly, as of the valuation dates in the table, none of the amounts included in “compensation actually paid” for
our CEO and other named executive officers relating to
stock option and performance share awards have been
paid to our CEO or other named executive officers.  In
addition, “compensation actually paid” is calculated using
our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting
date, and changes in the price of the Company’s stock
can materially impact the amount reported as
“compensation actually paid”, both positively or
negatively. The amounts actually received will depend
upon the Company’s performance and the Company’s
stock price, including at the time the performance shares
are actually delivered and the vested options are actually
exercised, as the case may be.
When calculating amounts of “compensation actually paid” for purposes of this table:
•The fair value of each stock option award was estimated using a variation of the Black-Scholes option pricing model in accordance with
FASB ASC Topic 718  and the key input variables (assumptions) of that model as described in Note 14 to our financial statements for the fiscal year ended December 31, 2023 included in the Company’s Annual Report on Form 10-K filed with the SEC on February 15, 2024.
With regard to stock option awards to retirement eligible NEOs, the full amount of expense is recognized in the financial statements at the date of grant in accordance with Topic 718 as there is no remaining requisite service period under the contractual terms of the award. However, for purposes of the fair values of such awards reported in the Pay Versus Performance Table above, the fair value continues to be estimated as of the relevant valuation dates until the awards become contractually vested under the terms of the award.
Other than the estimated term assumption, which was adjusted to reflect employee exercise history, named executive officer retirement eligibility and the relationship between exercise history and intrinsic value, the assumptions used were not changed from those described in Note 14 but were updated at each valuation date to reflect the then-current value of each variable.
•The fair value of performance shares was estimated at each valuation date using: (1) the market price of the Company’s common stock on the relevant valuation date, (2) an adjustment to reflect actual performance for any completed performance year and an assumption regarding attainment of the performance goals for the remaining performance period, and (3) includes the value of dividend equivalents accrued from the grant date through the relevant valuation date.
•“Compensation actually paid” is calculated using our stock price as of a specific date, i.e., the last trading day of the applicable fiscal year or the applicable vesting date, and changes in the price of the Company’s stock can materially impact the amount reported as
“compensation actually paid”, both positively or negatively.
Reflects total shareholder return as calculated based on a fixed investment of one hundred dollars measured from the market close on
December 31, 2019 (the last trading day of 2019) through and including the end of the fiscal year for each year reported in the table as required by the Rule.
In accordance with the Rule, the charts above show the
Company’s total shareholder return, net income and core
return on equity, respectively, for the last four fiscal years.
It is important to note, however, that we measure our
success in executing on our financial strategy over time.
This long-term perspective is especially important in the
property and casualty insurance industry where a short-
term focus could create incentives for management to
relax underwriting or investment standards to increase
revenue and reported profit in the near term but create
excessive risk to earnings and negatively impact
shareholders over the longer term. Moreover, results in
the property and casualty insurance industry can vary
significantly from year-to-year due to many factors,
including the occurrence of natural and man-made
catastrophes, economic cycles, pandemics, and other
anticipated and unanticipated developments, and
success can only be measured over time and in the
context of those factors. Accordingly, we believe that the
right way to manage our business is with a long-term
perspective and to create value over time, and our
compensation program is structured to encourage a long-
term perspective. For a discussion of our pay-for-
performance philosophy and the relationship between our
executive compensation and financial results over time,
see pages 40-41 of the “Compensation Discussion and
Analysis” in this Proxy Statement.
As discussed in the “Compensation Discussion
and Analysis” section of this Proxy statement, the
Compensation Committee considered the above financial
performance measures, among others, when making
executive compensation decisions for performance year
2023.
In evaluating performance against the metrics, however,
the Compensation Committee does not use a formula or
pre-determined weighting, and no one metric is
individually material other than core return on equity and
core income.  In addition, as noted above, however, the
Compensation Committee has not historically and does
not currently evaluate “compensation actually paid” as
calculated pursuant to Item 402(v)(2) as part of its
executive compensation determinations; accordingly, the
Compensation Committee does not actually use any
financial or non-financial performance measure
specifically to link executive “compensation actually paid”
to Company performance.

PEO Actually Paid Compensation Amount Using Record Date Stock Price		$ 35,100,000
Percentage Decrease in PEO Actually Paid Compensation When Using Record Date Stock Price Versus Last Trading Day of Performance Year Stock Price		30.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Core return on equity
Non-GAAP Measure Description	For purposes of the Rule, we have identified core return on equity as our Company-Selected Metric, the calculation of which is described in
Annex A – Reconciliation of GAAP Measures to Non-GAAP Measures and Selected Definitions.  Although core return on equity is one important financial performance measure, among others, that the Compensation Committee considers when making compensation decisions with the intent of aligning compensation with Company performance, the Compensation Committee has not historically and does not currently evaluate “compensation actually paid” as calculated pursuant to Item 402(v)(2) as part of its executive compensation determinations; accordingly, the Compensation Committee does not actually use any financial performance measure specifically to link executive “compensation actually paid” to Company performance.  Please see the “Compensation Discussion & Analysis” section of this
Proxy Statement for a discussion of performance measures the Compensation Committee considered when making executive compensation decisions for performance year 2023.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted core return on equity
Measure:: 3
Pay vs Performance Disclosure
Name	Core income
Measure:: 4
Pay vs Performance Disclosure
Name	Core income per diluted share
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted core income (excluding prior year reserve development related to asbestos and environmental and catastrophes)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (703,164)
PEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	295,500
PEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,550,056)
PEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,699,058)
PEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,565,395
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	20,521,647
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(793,232)
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(163,020)
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
PEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(300,330)
Non-PEO NEO | Pension Adjustments, Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	138,400
Non-PEO NEO | Pension Adjustments, Prior Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,777,497)
Non-PEO NEO | Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,184,796)
Non-PEO NEO | Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,562,581
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	7,759,659
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(1,318,276)
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	(878,802)
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	0
Non-PEO NEO | Equity Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation Amount, Equity Awards	$ 0